CONTINGENCIES (Details) - Schedule of Lawsuits filed by LATAM Airlines Group S.A. and Subsidiaries $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Fidelidade Viagens e Turismo [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits filed by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court	Fazenda Pblica do Municpio de So Paulo.
Case Number	1004194-37.2018.8.26.0053 (EF 1526893-48.2018.8.26.0090)
Origin	This is a voidance action appealing the charges for violations and fines (67.168.795 / 67.168.833 / 67.168.884 / 67.168.906 / 67.168.914 / 67.168.965). We are arguing that numbers are missing from the ISS calculation base since the company supposedly made improper deductions.
Stage of trial	The lawsuit was assigned on January 31, 2018. That same day, a decision was rendered suspending the charges without any bond. The municipality filed an appeal against this decision on April 30, 2018. On November 11, 2019 there was a totally favorable decision for Tam Viagens S.A. The Municipio filed an appeal that is pending.
Amounts Committed	$ 84,652	[1]
LATAM Airlines [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits filed by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court	United States Bankruptcy Court for the Southern District of New York
Case Number	Case No. 20-11254
Origin	LATAM Airlines initiated a reorganization proceeding in the United States of America in accordance with the regulations established in Chapter 11 of Title 11 of the Code of the United States of America, filing a voluntary request for relief pursuant thereto (the "Chapter 11 Proceeding"), which grants an automatic stay of enforcement for at least 180 days.
Stage of trial	On May 26, 2020, LATAM Airlines Group S.A. and 28 affiliates individually filed a voluntary bankruptcy petition with the United States Bankruptcy Court for the Southern District of New York pursuant to Chapter 11 of the United States Bankruptcy Code. Subsequently, on July 7 and 9, 2020, 9 additional affiliated debtors (the "Subsequent Debtors"), including TAM Linhas Aereas S.A., filed voluntary bankruptcy applications with the Court pursuant to Chapter 11 of the United States Bankruptcy Code. The cases are pending ruling before the Honorable Judge James L. Garrity Jr. and are jointly administered under case number 20-11254. On September 18, 2020, LATAM Airlines Group S.A. received approval of the amended proposal on Debtor in Possession (DIP) financing submitted September 17, 2020 to the United States District Court for the Southern District of New York. The Court issued an order setting December 18, 2020 as the general deadline by which LATAM's creditors can present proof of claim, except for certain litigants in Brazil, who can present proof of claim through February 5, 2021. The judge also extended the period during which LATAM has the exclusive right to present a reorganization plan to January 29, 2021 On January 27, 2021, the Court approved the extension for the period for exclusively filing the reorganization plan until June 30, 2021. Currently, various hearings have been held, the process is in force.
Amounts Committed	$ 0	[1]
LATAM Airlines Group S.A. [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits filed by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court	2 Juzgado Civil de Santiago
Case Number	C-8553-2020
Origin	Request for recognition of the foreign reorganization proceeding.
Stage of trial	On June 1, 2020, LATAM Airlines Group SA, in its capacity as foreign representative of the reorganization procedure under the rules of Chapter 11 of Title 11 of the United States Code, filed the request for recognition of the foreign reorganization proceeding as the main proceeding, pursuant to Law 20,720. On June 4, 2020, the Court issued the ruling recognizing in Chile the bankruptcy proceeding for the foreign reorganization of the company LATAM Airlines Group S.A. All remedies filed against the decision have been dismissed, so the decision is final. Currently the proceeding remains open.
Amounts Committed	$ 0	[1]
Aerovías de Integración Regional S.A. [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits filed by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court	Superintendencia de Sociedades
Origin	Request for recognition of the foreign reorganization proceeding.
Stage of trial	On June 12, 2020, the Superintendency of Companies recognized in Colombia the reorganization proceeding filed before the Bankruptcy Court of the United States of America for the Southern District of New York as a main process, under the terms of Title III of Law 1116 of 2006. On October 2, 2020, the Companies Commission of Colombia acknowledged the decision adopted September 18, 2020, by the United States District Court for the Southern District of New York that approved the Debtor in Possession financing proposal submitted by LATAM Airlines Group S.A. and the companies that voluntarily petitioned for Chapter 11, including the Colombian companies.
Amounts Committed	$ 0	[1]
LATAM Airlines Perú S.A [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits filed by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court	INDECOPI
Origin	Request for a preventive bankruptcy process.
Stage of trial	On May 27, 2020, LATAM Airlines Peru submitted a request for a preventive bankruptcy process before the Indecopi of Peru and is awaiting admission.
Amounts Committed	$ 0	[1]
LATAM Finance Limited [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits filed by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court	Grand Court of the Cayman Islands
Origin	Request for a provisional bankruptcy process.
Stage of trial	On May 26, 2020, LATAM Finance Limited submitted a request for a provisional liquidation, covered in the reorganization proceeding filed before the Bankruptcy Court of the United States of America, which was accepted on May 27, 2020 by the Grand Court of the Cayman Islands. Currently the proceeding remains open.
Amounts Committed	$ 0	[1]
Peuco Finance Limited [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits filed by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court	Grand Court of the Cayman Islands
Origin	Request for a provisional bankruptcy process.
Stage of trial	On May 26, 2020, Peuco Finance Limited submitted a request for a provisional liquidation, covered in the reorganization proceeding filed before the Bankruptcy Court of the United States of America, which was accepted on May 27, 2020 by the Grand Court of the Cayman Islands. Currently the proceeding remains open.
Amounts Committed	$ 0	[1]
Piquero Leasing Limited [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits filed by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court	Grand Court of the Cayman Islands
Origin	Request for a provisional bankruptcy process.
Stage of trial	On July 07, 2020, Piquero Leasing Limited submitted a request for a provisional liquidation, covered in the reorganization proceeding filed before the Bankruptcy Court of the United States of America, which was accepted on July 10, 2020, by the Grand Court of the Cayman Islands. Currently the proceeding remains open.
Amounts Committed	$ 0	[1]
Peuco Finance Limited [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits filed by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court	Grand Court of the Cayman Islands
Origin	A petition for a provisional liquidation.
Stage of trial	On September 28, 2020, Peuco Finance Limited filed a petition to suspend the liquidation. On October 9, 2020, the Grand Court of Cayman Islands accepted the petition and extended the status of temporary liquidation for a period of 6 months. The lawsuit continues to be active.
Amounts Committed	$ 0	[1]
LATAM Finance Limited [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits filed by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court	Grand Court of the Cayman Islands
Origin	A petition for a provisional liquidation.
Stage of trial	On September 28, 2020, LATAM Finance Limited filed a petition to suspend the liquidation. On October 9, 2020, the Grand Court of Cayman Islands accepted the petition and extended the status of temporary liquidation for a period of 6 months. The lawsuit continues to be active.
Amounts Committed	$ 0	[1]

[1]	The Company has reported the amounts involved only for the lawsuits for which a reliable estimation can be made of the financial impacts and of the possibility of any recovery, pursuant to Paragraph 86 of IAS 37 Provisions, Contingent Liabilities and Contingent Assets.